                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6290

                         Smith Barney World Funds, Inc.
               (Exact name of registrant as specified in charter)

             125 Broad Street, New York, NY                  10004
        (Address of principal executive offices)           (Zip code)

                            Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                      Date of fiscal year end: October 31
                   Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               WORLD FUNDS, INC.

                             INTERNATIONAL ALL CAP
                               GROWTH PORTFOLIO
--------------------------------------------------------------------------------

             CLASSIC SERIES  |  ANNUAL REPORT  |  OCTOBER 31, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


       -----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       -----------------------------------------------------------------

 [PHOTO]

JEFFREY J. RUSSELL
PORTFOLIO MANAGER




                                     [LOGO]


       Classic Series

 Annual Report . October 31, 2003

 INTERNATIONAL
 ALL CAP GROWTH PORTFOLIO

      JEFFREY J. RUSSELL

      Jeffrey J. Russell, CFA, has more than 22 years of securities business experience and has been managing the fund since its inception.

      Education: BS from the Massachusetts Institute of Technology, MBA from the University of Pennsylvania's Wharton School of Finance.

      FUND OBJECTIVE

      The fund seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies.* Equity securities include exchange-traded and over-the-counter common stocks, and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

      FUND FACTS

      FUND INCEPTION
      ----------------------------------------
      November 22, 1991

      MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
      ----------------------------------------
      22 Years

      * Please note that investments in foreign securities involve greater risk than U.S. investments.

What's Inside

Letter from the Chairman..................................................  1
Fund Performance..........................................................  3
Historical Performance....................................................  4
Schedule of Investments...................................................  5
Statement of Assets and Liabilities.......................................  8
Statement of Operations...................................................  9
Statements of Changes in Net Assets....................................... 10
Notes to Financial Statements............................................. 11
Financial Highlights...................................................... 17
Independent Auditors' Report.............................................. 19
Additional Information.................................................... 20
Tax Information........................................................... 22

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

I am pleased to report that your fund, the International All Cap Growth Portfolio (Class A Shares) performed well during the year ended October 31, 2003. Excluding sales charges, the fund gained 18.28%. However, it underperformed relative to its benchmarks, the unmanaged MSCI EAFE Index ("EAFE Index")/i/ and the unmanaged MSCI EAFE Growth Index ("EAFE Growth Index"),/ii/ which returned 27.03% and 21.34%, respectively, for the same period. The fund also underperformed its Lipper peer group of international funds, which had an average return of 24.51% for the same period./1/ Past performance is no guarantee of future results.

A Year of Economic and Market Recovery

In the past year, a massive government stimulus in the form of low interest rates and deficit spending, combined with corporate actions and market reforms to overcome a litany of negative factors for international stocks. Although evidence of economic recovery was scant early in 2003, it later became quite clear that a recovery was emerging. Strong economic growth in the U.S. was reasserted, European indicators turned up, and Japan reported several quarters of expansion. China, a big consumer of raw materials and other goods, continued to demonstrate exceptional economic vitality. In this positive economic environment, international markets recovered from the deeply oversold conditions resulting from two years of steep losses.


                             PERFORMANCE SNAPSHOT
                            AS OF OCTOBER 31, 2003
                           (excluding sales charges)

                                      6 Months 12 Months
Class A Shares                         17.44%    18.28%
MSCI EAFE Index                        24.77%    27.03%
MSCI EAFE Growth Index                 20.68%    21.34%
Average of Lipper international funds  23.18%    24.51%

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes may vary.

   The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. The MSCI EAFE Growth Index is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.

   Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 868 funds for the six-month period and among 835 funds for the 12-month period in the fund's Lipper peer group, including the reinvestment of dividends and capital gains, and excluding sales charges.

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.


/1/Lipper Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the period ended October 31, 2003, calculated among 835 funds for the 12-month period in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

         1 International All Cap Growth Portfolio | 2003 Annual Report

Fund Had Positive Returns, But Lagged Its Benchmarks

Although the fund earned healthy returns in this environment, it underperformed its market benchmarks. This underperformance, which was consistent with the targeted quantitative risk controls described in last year's shareholder letter, was due to several factors. First, the fund had a different currency exposure than that of its benchmarks. In a year when the Australian dollar soared against the U.S. dollar, for example, the fund was underweighted in Australian assets versus the benchmark.

In addition, the fund was underweighted in Japanese stocks, which began a sharp rally in late April 2003, after performing poorly for a decade. The fund was also underweighted in the resource-rich Australian market, which significantly boosted the EAFE Growth Index during the reporting period. Less rewarding were the fund's positions in economies with lower cyclicality, such as the U.K. and Ireland -- which also appreciated but not as dramatically. Unusual asset flows during the period may have been caused by market timing and may have negatively affected the fund's performance.

Finally, we entered the market rally with an excessively defensive position. The stocks with stable revenue growth and high-quality balance sheets that we emphasized were relative underperformers during the fiscal year. Outperformers included stocks of companies with financially stressed balance sheets that raised equity capital, as well as companies with strong operating leverage from relatively low earnings and profitability levels. The fund also owned securities that underperformed due to operating difficulties, such as Tomra Systems ASA in Norway and Sony Corp. in Japan.

Underperformance versus the fund's Lipper peer group, which includes both growth- and value-oriented funds, resulted from the fund's focus on growth stocks. During the reporting period international growth stocks underperformed the international value sector.

The composition of the fund shifted over the past year, due primarily to increased weightings in Japan. The fund's top 10 holdings reflect an eclectic mix of investment themes. These holdings exemplify the growth orientation of our stock selection criteria -- which also include strong financial structures, large business opportunities, and management that is both stable and farsighted.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 14, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 5 through 7 for a list and percentage breakdown of the fund's holdings.

/i/The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
/ii/The MSCI EAFE Growth Index is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. As of this date, the fund's top 10 holdings comprised the following percentages of net assets: Grafton Group PLC (4.68%); Vodafone Group PLC (4.14%); Serco Group PLC (3.13%); Mettler-Toledo International Inc. (2.94%); Nokia Oyj (2.84%); Capita Group PLC (2.47%); Canon Inc. (2.33%); UBS AG (2.12%); BP PLC (2.08%); Compass Group PLC (2.06%).

Additional Information About Your Fund

The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

         2 International All Cap Growth Portfolio | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS/(1)/ (UNAUDITED)

                                             Without Sales Charges/(2)/
                                         -----------------------------------
                                          Class A    Class B Class L Class Y
----------------------------------------------------------------------------
Twelve Months Ended 10/31/03              18.28%      17.33%  17.14%  18.58%
----------------------------------------------------------------------------
Five Years Ended 10/31/03                 (5.26)      (6.00)  (6.05)  (4.90)
----------------------------------------------------------------------------
Ten Years Ended 10/31/03                  (0.68)        N/A   (1.48)    N/A
----------------------------------------------------------------------------
Inception* through 10/31/03                5.80/(3)/  (2.34)   1.65   (0.72)
----------------------------------------------------------------------------

                                             With Sales Charges/(4)/
                                       -----------------------------------
                                        Class A    Class B Class L Class Y
--------------------------------------------------------------------------
Twelve Months Ended 10/31/03            12.32%      12.33%  15.01%  18.58%
--------------------------------------------------------------------------
Five Years Ended 10/31/03               (6.23)      (6.14)  (6.24)  (4.90)
--------------------------------------------------------------------------
Ten Years Ended 10/31/03                (1.19)        N/A   (1.58)    N/A
--------------------------------------------------------------------------
Inception* through 10/31/03              5.50/(3)/  (2.34)   1.56   (0.72)
--------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS/(1)/ (UNAUDITED)

                                                                  Without Sales Charges/(2)/
--------------------------------------------------------------------------------------------
Class A (10/31/93 through 10/31/03)                                             (6.58)%
--------------------------------------------------------------------------------------------
Class B (Inception* through 10/31/03)                                          (19.13)
--------------------------------------------------------------------------------------------
Class L (10/31/93 through 10/31/03)                                            (13.89)
--------------------------------------------------------------------------------------------
Class Y (Inception* through 10/31/03)                                           (6.54)
--------------------------------------------------------------------------------------------

(1) The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(3)Performance calculation for Class A shares includes the historical return information related to the Fenimore International Fund, which was the predecessor fund, for the period from February 18, 1986 through November 22, 1991.
(4)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 * Inception dates for Class A, B, L and Y shares are November 22, 1991, November 7, 1994, January 4, 1993 and June 15, 1994, respectively.


         3 International All Cap Growth Portfolio | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)



Value of $10,000 Invested in Class A Shares of the International All Cap Growth Portfolio vs.
MSCI EAFE Index and MSCI EAFE Growth Index+
--------------------------------------------------------------------------------

                         October 1993 -- October 2003

                                    [CHART]

                International
                All Cap Growth        MSCI EAFE   MSCI EAFE
           Portfolio--Class A Shares    Index    Growth Index
           -------------------------  ---------  ------------
Oct 1993        $ 9,498                $10,000     $10,000
Oct 1994         10,452                 11,038      10,342
Oct 1995          9,675                 11,031      10,504
Oct 1996         10,621                 12,223      11,432
Oct 1997         11,609                 12,824      11,728
Oct 1998         11,626                 14,100      13,094
Oct 1999         15,252                 17,349      15,786
Oct 2000         15,005                 16,846      14,648
Oct 2001          9,057                 12,633      10,178
Oct 2002          7,501                 10,964       8,999
Oct 2003          8,873                 13,928      10,919


+ Hypothetical illustration of $10,000 invested in Class A shares on October
  31, 1993, assuming deduction of the maximum initial sales charge of 5.00% at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The MSCI EAFE Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australasia, New Zealand and countries in the Far East, which includes value and growth securities. The MSCI EAFE Index is weighted based on each company's market capitalization. The MSCI EAFE Growth Index measures the performance of those MSCI EAFE companies with high price-to-book ratios and high forecasted growth values, relative to each MSCI country. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. Please note that an investor may not invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance, including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         4 International All Cap Growth Portfolio | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2003



 SHARES                  SECURITY                    VALUE
-------------------------------------------------------------
COMMON STOCK -- 99.4%
Australia -- 2.9%
  268,000 Macquarie Bank Ltd.                     $ 6,612,082
  500,639 The News Corp.                            4,449,321
-------------------------------------------------------------
                                                   11,061,403
-------------------------------------------------------------
Canada -- 0.8%
  336,000 Patheon, Inc. (a)                         3,247,915
-------------------------------------------------------------
Denmark -- 1.4%
  150,000 Novo Nordisk A/S                          5,388,941
-------------------------------------------------------------
Finland -- 2.9%
  654,000 Nokia Oyj                                11,097,605
-------------------------------------------------------------
France -- 2.9%
   35,200 Groupe Danone                             5,304,793
   38,000 Total Fina Elf SA                         5,898,833
-------------------------------------------------------------
                                                   11,203,626
-------------------------------------------------------------
Germany -- 3.1%
  125,000 Altana AG                                 7,867,568
   75,000 BASF AG                                   3,436,129
   19,000 SAP AG, ADR                                 694,260
-------------------------------------------------------------
                                                   11,997,957
-------------------------------------------------------------
Hong Kong -- 4.1%
  204,020 HSBC Holdings PLC (b)                     3,072,904
  814,000 Hutchison Whampoa Ltd.                    6,287,333
2,300,000 Johnson Electric Holdings Ltd.            2,975,669
2,200,000 Li & Fung Ltd.                            3,695,932
-------------------------------------------------------------
                                                   16,031,838
-------------------------------------------------------------
Ireland -- 7.7%
  475,000 Bank of Ireland                           5,845,889
        5 CRH PLC                                          90
2,947,400 Grafton Group PLC (a)                    18,308,129
  495,000 Irish Continental Group PLC               5,804,672
-------------------------------------------------------------
                                                   29,958,780
-------------------------------------------------------------
Italy -- 0.9%
  500,000 Saipem S.p.A. (b)                         3,634,088
-------------------------------------------------------------
Japan -- 18.5%
  400,000 Ajinomoto Co., Inc.                       4,032,331
  189,000 Canon Inc.                                9,131,596
   21,000 Daiichi Kosho Co., Ltd.                   1,115,702
    1,100 Dentsu Inc.                               4,945,055
  532,000 Dowa Mining Co., Ltd.                     2,869,930
  150,000 Honda Motor Co., Ltd.                     5,912,270
   50,000 Hoya Corp.                                4,518,209
  115,000 ITO-Yokado Co., Ltd.                      4,219,417
   20,000 Mabuchi Motor Co., Ltd.                   1,522,114
    1,045 Mitsubishi Toyoko Financial Group, Inc.   7,497,502
  400,000 Nomura Holdings, Inc.                     6,858,596

                      See Notes to Financial Statements.

         5 International All Cap Growth Portfolio | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2003



 SHARES                 SECURITY                   VALUE
-----------------------------------------------------------
Japan -- 18.5% (continued)
    2,500 NTT DoCoMo, Inc.                      $ 5,403,687
   28,000 Rohm Co., Ltd.                          3,768,595
   60,000 Seven-Eleven Japan Co., Ltd.            1,896,286
   17,000 SMC Corp.                               2,042,594
   34,000 Softbank Corp.                          1,744,619
  220,000 Terumo Corp. (b)                        4,175,824
-----------------------------------------------------------
                                                 71,654,327
-----------------------------------------------------------
Mexico -- 1.8%
2,650,000 Wal-Mart de Mexico SA de CV             6,900,543
-----------------------------------------------------------
The Netherlands -- 4.8%
  130,000 Heineken N.V.                           4,633,752
  354,808 ING Groep N.V.                          7,357,427
  300,000 Reed Elsevier N.V. (a)                  3,336,859
   78,000 Royal Dutch Petroleum Co.               3,456,749
-----------------------------------------------------------
                                                 18,784,787
-----------------------------------------------------------
Norway -- 1.5%
1,000,000 Tomra Systems ASA                       5,745,179
-----------------------------------------------------------
Singapore -- 4.1%
  700,000 DBS Group Holdings Ltd.                 5,753,370
  606,000 Singapore Airlines Ltd.                 4,214,501
  551,000 Venture Corp. Ltd.                      5,985,516
-----------------------------------------------------------
                                                 15,953,387
-----------------------------------------------------------
Spain -- 4.6%
    1,624 Antena 3 Television, S.A. (a)              54,202
  348,000 Banco Bilbao Vizcaya Argentaria, S.A.   3,987,930
  682,000 Indra Sistemas, S.A.                    7,664,977
  480,000 Telefonica S.A. (a)                     5,963,155
-----------------------------------------------------------
                                                 17,670,264
-----------------------------------------------------------
Sweden -- 2.1%
  175,000 Atlas Copco AB                          6,143,340
1,238,000 Telefonaktiebolaget LM Ericsson (a)     2,125,404
-----------------------------------------------------------
                                                  8,268,744
-----------------------------------------------------------
Switzerland -- 10.2%
  187,000 Credit Suisse Group                     6,577,960
  300,000 Mettler-Toledo International Inc. (a)  11,502,000
   23,000 Nestle SA                               5,055,512
  109,000 Novartis AG                             4,147,957
   50,000 Roche Holdings AG                       4,130,687
  135,000 UBS AG                                  8,276,326
-----------------------------------------------------------
                                                 39,690,442
-----------------------------------------------------------
United Kingdom -- 25.1%
  412,000 BOC Group PLC                           5,614,307
1,173,000 BP PLC                                  8,136,439
2,300,000 Capita Group PLC                        9,644,444
1,396,000 Compass Group PLC                       8,043,739
  400,000 Diageo PLC                              4,701,174

                      See Notes to Financial Statements.

         6 International All Cap Growth Portfolio | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2003



  SHARES                                          SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------
United Kingdom -- 25.1% (continued)
   202,000 GlaxoSmithKline PLC                                                                    $  4,323,384
   287,000 HBOS PLC                                                                                  3,336,587
   831,250 Kingfisher PLC                                                                            3,982,568
   172,000 Man Group PLC                                                                             4,226,782
   400,000 Misys PLC (a)                                                                             2,035,140
   200,000 Rio Tinto PLC                                                                             4,847,025
 4,063,898 Serco Group PLC                                                                          12,233,598
 1,345,016 Tesco PLC                                                                                 5,389,051
 7,720,000 Vodafone Group PLC                                                                       16,202,259
   500,000 WPP Group PLC                                                                             4,761,380
--------------------------------------------------------------------------------------------------------------
                                                                                                    97,477,877
--------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $291,491,145)                                                                  385,767,703
--------------------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                          SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
$2,194,000 State Street Bank & Trust Co., 0.940% due 11/3/03; Proceeds at maturity -- $2,194,172;
             (Fully collateralized by U.S. Treasury Bonds, 8.000% due 11/15/21;
             Market value -- $2,239,754) (Cost -- $2,194,000)                                        2,194,000
--------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost --  $293,685,145**)                                                              $387,961,703
--------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Note 6).
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt







 LOANED SECURITIES COLLATERAL                                   OCTOBER 31, 2003

  FACE
 AMOUNT                                       SECURITY                                       VALUE
----------------------------------------------------------------------------------------------------
$775,130 State Street Navigator Securities Lending Trust Prime Portfolio (Cost -- $775,130) $775,130
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

         7 International All Cap Growth Portfolio | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                            OCTOBER 31, 2003


ASSETS:
  Investments, at value (Cost -- $293,685,145)               $387,961,703
  Loaned securities collateral, at value (Cost -- $775,130)
   (Note 6)                                                       775,130
  Foreign currency, at value (Cost -- $1,312,739)               1,312,685
  Cash                                                                881
  Receivable for securities sold                                7,397,011
  Dividends and interest receivable                               906,688
  Receivable for Fund shares sold                                 243,684
  Receivable for open forward foreign currency contracts
   (Note 4)                                                        21,488
  Prepaid expenses                                                 24,163
--------------------------------------------------------------------------
  Total Assets                                                398,643,433
--------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                              6,030,529
  Payable for loaned securities collateral (Note 6)               775,130
  Management fee payable                                          284,235
  Payable for Fund shares reacquired                              166,436
  Distribution plan fees payable                                   50,184
  Payable for open forward foreign currency contracts (Note
   4)                                                              29,049
  Accrued expenses                                                186,003
--------------------------------------------------------------------------
  Total Liabilities                                             7,521,566
--------------------------------------------------------------------------
Total Net Assets                                             $391,121,867
--------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $     34,082
  Capital paid in excess of par value                         303,163,957
  Undistributed net investment income                           2,583,439
  Accumulated net realized loss from investment
   transactions, foreign currencies and equity index swap
   contracts                                                   (8,973,745)
  Net unrealized appreciation of investments and foreign
   currencies                                                  94,314,134
--------------------------------------------------------------------------
Total Net Assets                                             $391,121,867
--------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                      10,724,846
--------------------------------------------------------------------------
  Class B                                                       3,373,258
--------------------------------------------------------------------------
  Class L                                                       4,953,800
--------------------------------------------------------------------------
  Class Y                                                      15,030,300
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                   $11.58
--------------------------------------------------------------------------
  Class B *                                                        $10.97
--------------------------------------------------------------------------
  Class L  *                                                       $10.73
--------------------------------------------------------------------------
  Class Y (and redemption price)                                   $11.76
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                      $12.19
--------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                      $10.84
--------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

         8 International All Cap Growth Portfolio | 2003 Annual Report

 STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED OCTOBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                   $ 8,916,098
  Interest                                                        288,961
  Less: Foreign withholding tax                                  (898,246)
--------------------------------------------------------------------------
  Total Investment Income                                       8,306,813
--------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                       3,394,822
  Distribution plan fees (Note 8)                               1,205,625
  Shareholder servicing fees (Note 8)                             343,006
  Custody                                                         164,311
  Audit and legal                                                  74,388
  Shareholder communications (Note 8)                              29,786
  Registration fees                                                15,279
  Directors' fees                                                   9,515
  Other                                                             5,265
--------------------------------------------------------------------------
  Total Expenses                                                5,241,997
--------------------------------------------------------------------------
Net Investment Income                                           3,064,816
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCIES AND EQUITY INDEX SWAP CONTRACTS (NOTES 3 AND 4):
  Realized Gain (Loss) From:
   Investment transactions                                        262,654
   Equity index swap contracts                                  2,376,490
   Foreign currency transactions                                  (42,561)
--------------------------------------------------------------------------
  Net Realized Gain                                             2,596,583
--------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                                 59,537,645
   Foreign currencies                                              (6,415)
--------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      59,531,230
--------------------------------------------------------------------------
Net Gain on Investments, Foreign Currencies and Equity
  Index Swap Contracts                                         62,127,813
--------------------------------------------------------------------------
Increase in Net Assets From Operations                        $65,192,629
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

         9 International All Cap Growth Portfolio | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS             FOR THE YEARS ENDED OCTOBER 31,


                                                                     2003           2002
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                          $   3,064,816  $     471,452
 Net realized gain                                                  2,596,583      1,052,048
 Increase (decrease) in net unrealized appreciation                59,531,230    (87,762,319)
---------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations                 65,192,629    (86,238,819)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
 Net investment income                                               (495,630)            --
---------------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to Shareholders           (495,630)            --
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
 Net proceeds from sale of shares                                 399,868,621    643,132,488
 Net asset value of shares issued for reinvestment of dividends       153,880             --
 Cost of shares reacquired                                       (509,236,363)  (759,512,563)
---------------------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions             (109,213,862)  (116,380,075)
---------------------------------------------------------------------------------------------
Decrease in Net Assets                                            (44,516,863)  (202,618,894)

NET ASSETS:
 Beginning of year                                                435,638,730    638,257,624
---------------------------------------------------------------------------------------------
 End of year*                                                   $ 391,121,867  $ 435,638,730
---------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                 $2,583,439        $56,814
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

        10 International All Cap Growth Portfolio | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The International All Cap Growth Portfolio ("Fund"), a separate investment fund of the Smith Barney World Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end investment management company. The Company consists of this Fund and the Global Government Bond Portfolio. The financial statements and financial highlights for the Global Government Bond Portfolio are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the bid and ask prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets by class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) the accounting records of each Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

        11 International All Cap Growth Portfolio | 2003 Annual Report

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended October 31, 2003, the Fund paid transfer agent fees of $282,754 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the year ended October 31, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares that equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended October 31, 2003, sales charges and CDSCs received by CGM were approximately:

                                                     Class A  Class B Class L
------------------------------------------------------------------------------
Sales Charges                                        $160,000      -- $13,000
------------------------------------------------------------------------------
CDSCs                                                  88,000 $37,000   1,000
------------------------------------------------------------------------------

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------------
Purchases                                                        $177,255,966
------------------------------------------------------------------------------
Sales                                                             264,840,897
------------------------------------------------------------------------------

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------------------------------
Gross unrealized appreciation                                    $102,787,461
Gross unrealized depreciation                                      (8,510,903)
------------------------------------------------------------------------------
Net unrealized appreciation                                      $ 94,276,558
------------------------------------------------------------------------------

         12 International All Cap Growth Portfolio | 2003 Annual Report

4. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At October 31, 2003, the Fund had open forward foreign currency contracts as described below. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                       Local      Market   Settlement Unrealized
Foreign Currency      Currency    Value       Date    Gain (Loss)
-----------------------------------------------------------------
To Sell:
Euro                  2,674,909 $3,105,704  11/3/03    $ 13,908
Euro                    673,413    781,867  11/4/03       1,784
Singapore Dollar      3,885,463  2,233,217  11/3/03       3,664
Singapore Dollar      2,742,398  1,576,227  11/4/03       2,132
Singapore Dollar      1,056,720    607,363  11/5/03         (38)
----------------------------------------------------------------
                                                         21,450
----------------------------------------------------------------
To Buy:
Pound Sterling        1,945,982  3,300,289  11/3/03      (6,324)
Swedish Krona        15,334,926  1,964,706  11/3/03     (22,687)
----------------------------------------------------------------
                                                        (29,011)
----------------------------------------------------------------
Net Unrealized Loss
 on Open Forward
 Foreign
 Currency Contracts                                    $ (7,561)
----------------------------------------------------------------

5. Concentration of Risk

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers, and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral.

At October 31, 2003, the Fund loaned common stocks having a market value of $740,555. The Fund received cash collateral amounting to $775,130 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the year ended October 31, 2003 was $107,840.

        13 International All Cap Growth Portfolio | 2003 Annual Report

7. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended October 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                        Class A  Class B  Class L
------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees       $311,285 $392,100 $502,240
------------------------------------------------------------------

For the year ended October 31, 2003, total Shareholder Servicing fees were as follows:

                                    Class A  Class B Class L  Class Y Class Z
-----------------------------------------------------------------------------
Shareholder Servicing Fees          $151,750 $41,809 $149,202  $229     $16
-----------------------------------------------------------------------------

For the year ended October 31, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L Class Y Class Z
---------------------------------------------------------------------------
Shareholder Communication Expenses  $12,986 $5,064  $10,230  $451   $1,055
---------------------------------------------------------------------------

9. Distributions Paid to Shareholders by Class

                                       Year Ended       Year Ended
                                    October 31, 2003 October 31, 2002
---------------------------------------------------------------------
Net Investment Income
Class A                                       --            --
Class B                                       --            --
Class L                                       --            --
Class Y                                 $351,584            --
Class Z*                                 144,046            --
--------------------------------------------------------------------
Total                                   $495,630            --
--------------------------------------------------------------------

* As of April 21, 2003, Class Z shares were fully redeemed.

        14 International All Cap Growth Portfolio | 2003 Annual Report

10.Capital Shares

At October 31, 2003, the Company had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                             Year Ended                  Year Ended
                          October 31, 2003            October 31, 2002
                     --------------------------  ---------------------------
                        Shares        Amount        Shares        Amount
----------------------------------------------------------------------------
Class A
Shares sold           21,307,144  $ 211,549,216   28,554,836  $ 339,824,590
Shares issued on
 reinvestment                 --             --           --             --
Shares reacquired    (23,268,262)  (235,213,136) (32,674,439)  (393,462,038)
----------------------------------------------------------------------------
Net Decrease          (1,961,118) $ (23,663,920)  (4,119,603) $ (53,637,448)
----------------------------------------------------------------------------
Class B
Shares sold              191,264  $   1,894,893    1,511,532  $  17,743,716
Shares issued on
 reinvestment                 --             --           --             --
Shares reacquired     (1,836,682)   (17,645,374)  (3,596,090)   (41,079,815)
----------------------------------------------------------------------------
Net Decrease          (1,645,418) $ (15,750,481)  (2,084,558) $ (23,336,099)
----------------------------------------------------------------------------
Class L
Shares sold              933,283  $   8,763,172    1,525,234  $  17,025,312
Shares issued on
 reinvestment                 --             --           --             --
Shares reacquired     (1,780,396)   (16,574,661)  (3,025,659)   (33,722,751)
----------------------------------------------------------------------------
Net Decrease            (847,113) $  (7,811,489)  (1,500,425) $ (16,697,439)
----------------------------------------------------------------------------
Class Y
Shares sold              310,021  $   3,367,725    2,771,909  $  32,715,369
Shares issued on
 reinvestment                992          9,834           --             --
Shares reacquired       (555,238)    (5,927,908)  (4,119,192)   (47,124,676)
----------------------------------------------------------------------------
Net Decrease            (244,225) $  (2,550,349)  (1,347,283) $ (14,409,307)
----------------------------------------------------------------------------
Class Z*
Shares sold           18,066,689  $ 174,293,615   21,414,849  $ 235,823,501
Shares issued on
 reinvestment             14,550        144,046           --             --
Shares reacquired    (24,088,491)  (233,875,284) (21,995,834)  (244,123,283)
----------------------------------------------------------------------------
Net Decrease          (6,007,252) $ (59,437,623)    (580,985) $  (8,299,782)
----------------------------------------------------------------------------

* As of April 21, 2003, Class Z shares were fully redeemed.

11.Capital Loss Carryforward

At October 31, 2003, the Fund had, for Federal income tax purposes, approximately $8,820,000 of unused capital loss carryforwards available to offset future capital gains, expiring on October 31, 2009. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

        15 International All Cap Growth Portfolio | 2003 Annual Report

12.Income Tax Information and Distributions to Shareholders

At October 31, 2003, the tax basis components of distributable earnings were:

------------------------------------------------
Undistributed ordinary income       $ 3,008,482
------------------------------------------------
Accumulated capital losses           (8,820,103)
------------------------------------------------
Unrealized appreciation              94,327,453
------------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to mark to market of derivative contracts.

The tax character of distributions paid during the year was:

--------------------------------------------
Ordinary income                     $495,630
--------------------------------------------

13.Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

        16 International All Cap Growth Portfolio | 2003 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares                           2003/(1)/   2002/(1)/    2001/(1)/    2000/(1)/     1999/(1)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 9.79      $11.82       $24.49      $26.75       $20.39
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                0.08        0.01         0.01       (0.08)       (0.03)
 Net realized and unrealized gain (loss)     1.71       (2.04)       (8.24)       0.06         6.39
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.79       (2.03)       (8.23)      (0.02)        6.36
------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --          --           --       (0.38)          --
 Net realized gains                            --          --        (4.44)      (1.86)          --
 Capital                                       --          --        (0.00)*        --           --
------------------------------------------------------------------------------------------------------
Total Distributions                            --          --        (4.44)      (2.24)          --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $11.58      $ 9.79       $11.82      $24.49       $26.75
------------------------------------------------------------------------------------------------------
Total Return                                18.28%     (17.17)%     (39.64)%     (1.62)%      31.19%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $124,187    $124,160     $198,677    $683,133     $598,043
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.30%       1.37%        1.24%       1.21%        1.28%
 Net investment income (loss)                0.81        0.06         0.03       (0.29)       (0.13)
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        47%         30%           8%         26%          31%
------------------------------------------------------------------------------------------------------

Class B Shares                           2003/(1)/   2002/(1)/    2001/(1)/    2000/(1)/    1999/(1)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 9.35      $11.38       $23.89      $26.13       $20.08
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                0.00*      (0.08)       (0.12)      (0.33)       (0.23)
 Net realized and unrealized gain (loss)     1.62       (1.95)       (7.95)       0.07         6.28
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.62       (2.03)       (8.07)      (0.26)        6.05
------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --          --           --       (0.12)          --
 Net realized gains                            --          --        (4.44)      (1.86)          --
 Capital                                       --          --        (0.00)*        --           --
------------------------------------------------------------------------------------------------------
Total Distributions                            --          --        (4.44)      (1.98)          --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $10.97      $ 9.35       $11.38      $23.89       $26.13
------------------------------------------------------------------------------------------------------
Total Return                                17.33%     (17.84)%     (40.04)%     (2.43)%      30.13%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $36,988     $46,919      $80,823    $192,707     $200,071
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    2.04%       2.17%        2.10%       2.06%        2.08%
 Net investment income (loss)                0.01       (0.75)       (0.79)      (1.15)       (1.01)
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        47%         30%           8%         26%          31%
------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

 *  Amount represents less than $0.01 per share.

        17 International All Cap Growth Portfolio  | 2003 Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class L Shares                             2003/(1)/  2002/(1)/   2001/(1)/        2000/(1)/   1999/(1)/
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 9.16     $11.16      $23.53        $25.76          $19.79
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.02)     (0.09)      (0.11)        (0.31)          (0.22)
 Net realized and unrealized gain (loss)      1.59      (1.91)      (7.82)         0.06            6.19
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.57      (2.00)      (7.93)        (0.25)           5.97
----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --         --          --         (0.12)             --
 Net realized gains                             --         --       (4.44)        (1.86)             --
 Capital                                        --         --       (0.00)*          --              --
----------------------------------------------------------------------------------------------------------
Total Distributions                             --         --       (4.44)        (1.98)             --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $10.73     $ 9.16      $11.16        $23.53          $25.76
----------------------------------------------------------------------------------------------------------
Total Return                                 17.14%    (17.92)%    (40.06)%       (2.42)%         30.17%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $53,177    $53,156     $81,482      $190,144        $178,259
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     2.24%      2.22%       2.08%         2.04%           2.07%
 Net investment loss                         (0.17)     (0.79)      (0.77)        (1.13)          (0.98)
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         47%        30%          8%           26%             31%
----------------------------------------------------------------------------------------------------------

Class Y Shares                             2003/(1)/  2002/(1)/   2001/(1)/      2000/(1)/       1999/(1)/
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 9.94     $11.95      $24.60        $26.88          $20.41
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 0.12       0.06        0.06         (0.00)*          0.03
 Net realized and unrealized gain (loss)      1.72      (2.07)      (8.27)         0.07            6.44
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.84      (2.01)      (8.21)         0.07            6.47
----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.02)        --          --         (0.49)             --
 Net realized gains                             --         --       (4.44)        (1.86)             --
 Capital                                        --         --       (0.00)*          --              --
----------------------------------------------------------------------------------------------------------
Total Distributions                          (0.02)        --       (4.44)        (2.35)             --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $11.76     $ 9.94      $11.95        $24.60          $26.88
----------------------------------------------------------------------------------------------------------
Total Return                                 18.58%    (16.82)%    (39.34)%       (1.31)%         31.70%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $176,770   $151,790    $198,655      $338,192        $354,242
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.91%      0.96%       0.94%         0.92%           0.92%
 Net investment income (loss)                 1.20       0.53        0.39         (0.01)           0.14
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         47%        30%          8%           26%             31%
----------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

 *  Amount represents less than $0.01 per share.

        18 International All Cap Growth Portfolio  | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Smith Barney World Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the International All Cap Growth Portfolio ("Portfolio") of Smith Barney World Funds, Inc. ("Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio of the Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

New York, New York
December 10, 2003


        19 International All Cap Growth Portfolio  | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers

The business and affairs of the Smith Barney World Funds, Inc.
("Company") -- International All Cap Growth Portfolio ("Fund") are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Fund's Directors and is available, without charge, upon request by calling the Fund's transfer agent Citicorp Trust Bank, fsb. at 1-800-451-2010.

                                                                                                       Number of
                                                      Term of                                        Portfolios in
                                                    Office* and                                     the Fund Complex
                                   Position(s) Held  Length of        Principal Occupation(s)           Overseen
Name, Address and Age                 with Fund     Time Served       During Past Five Years          by Director
---------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

A. E. Cohen                           Director         Since    Consultant to Chugai                       17
444 Madison Ave., Suite 1201                           1996     Pharmaceutical Co. Ltd.
New York, NY 10022
Age 67











Robert A. Frankel                     Director         Since    Managing Partner of Robert A.              24
1961 Deergrass Way                                     1999     Frankel Managing Consultants;
Carlsbad, CA 92009                                              Former Vice President of The
Age 76                                                          Readers Digest Association, Inc.

Michael E. Gellert                    Director         Since    General Partner of Windcrest               17
122 East 42nd St., 47th Floor                          1999     Partners, a venture capital firm
New York, NY 10168
Age 72



Rainer Greeven                        Director         Since    Attorney, Rainer Greeven PC                17
630 5th Ave., Suite 1905                               1994
New York, NY 10111
Age 67

Susan M. Heilbron                     Director         Since    Owner/Consultant of Lacey &                17
P.O. Box 557                                           1994     Heilbron, a public relations firm
Chilmark, MA 02535
Age 58

Interested Director:

R. Jay Gerken, CFA**               Chairman,           Since    Managing Director of Citigroup            220
Citigroup Asset Management ("CAM") President and       2002     Global Markets Inc. ("CGM");
399 Park Avenue, 4th Floor         Chief Executive              Chairman, President and Chief
New York, NY 10022                 Officer                      Executive Officer of Smith Barney
Age 52                                                          Fund Management LLC ("SBFM"),
                                                                Travelers Investment Adviser, Inc
                                                                ("TIA") and Citi Fund Management
                                                                Inc. ("CFM"); President and Chief
                                                                Executive Officer of certain mutual
                                                                funds associated with Citigroup
                                                                Inc. ("Citigroup"); Formerly,
                                                                Portfolio Manager of Smith Barney
                                                                Allocation Series Inc. (from 1996-
                                                                2001) and Smith Barney Growth
                                                                and Income Fund (from 1996-
                                                                2000)


                                           Other
                                     Directorships Held
Name, Address and Age                   by Director
----------------------------------------------------------
Non-Interested Directors:

A. E. Cohen                        Director of Agouron
444 Madison Ave., Suite 1201       Pharmaceuticals, Inc.,
New York, NY 10022                 Akzo Nobel NV, Teva
Age 67                             Pharmaceutical Inc.,
                                   Ltd., Chugai
                                   Pharmaceutical Co.
                                   Ltd., Pharmaceutical
                                   Product Development,
                                   Inc. and Axonyx Inc.;
                                   Chairman of
                                   Vasomedical, Inc.,
                                   Neurobiological
                                   Technologies Inc.
                                   and Kramex Corp.

Robert A. Frankel                           None
1961 Deergrass Way
Carlsbad, CA 92009
Age 76

Michael E. Gellert                 Director of Dalet S.A.,
122 East 42nd St., 47th Floor      Devon Energy Corp.,
New York, NY 10168                 High Speed Access
Age 72                             Corp., Human, Inc.,
                                   SEACOR Smit, Inc.
                                   and Six Flags, Inc.

Rainer Greeven                     Director of Continental
630 5th Ave., Suite 1905           Container Corp.
New York, NY 10111
Age 67

Susan M. Heilbron                  Director of National
P.O. Box 557                       Multiple Sclerosis
Chilmark, MA 02535                 Society, New York
Age 58                             City Chapter

Interested Director:

R. Jay Gerken, CFA**                        None
Citigroup Asset Management ("CAM")
399 Park Avenue, 4th Floor
New York, NY 10022
Age 52












       20  International All Cap Growth Portfolio  | 2003 Annual Report

                                                                                                Number of
                                                Term of                                       Portfolios in
                                              Office* and                                    the Fund Complex       Other
                             Position(s) Held  Length of       Principal Occupation(s)           Overseen     Directorships Held
Name, Address and Age           with Fund     Time Served      During Past Five Years          by Director       by Director
--------------------------------------------------------------------------------------------------------------------------------
Officers:

Andrew B. Shoup***           Senior Vice         Since    Director of CAM; Senior Vice             N/A               NA
CAM                          President and       2003     President and Chief Administrative
125 Broad Street, 10th Floor Chief                        Officer of mutual funds associated
New York, NY 10004           Administrative               with Citigroup; Head of
Age 47                       Officer                      International Funds Administration
                                                          of CAM from 2001 to 2003;
                                                          Director of Global Funds
                                                          Administration of CAM from 2000
                                                          to 2001; Head of U.S. Citibank
                                                          Funds Administration of CAM from
                                                          1998 to 2000

Richard L. Peteka            Treasurer           Since    Director of CGM; Chief Financial         N/A               N/A
CAM                                              2002     Officer and Treasurer of certain
125 Broad Street, 11th Floor                              mutual funds associated with
New York, NY 10004                                        Citigroup; Director and Head of
Age 42                                                    Internal Control for CAM U.S.
                                                          Mutual Fund Administration from
                                                          1999-2002; Vice President, Head
                                                          of Mutual Fund Administration and
                                                          Treasurer at Oppenheimer Capital
                                                          from 1996-1999

Jeffrey J. Russell, CFA      Vice President      Since    Managing Director of CAM                 N/A               N/A
CAM                          and Investment      1994     and Investment Officer of SBFM
399 Park Avenue              Officer
New York, NY 10022
Age 46

Kaprel Ozsolak               Controller          Since    Vice President of CGM; Controller        N/A               N/A
CAM                                              2002     of certain funds associated with
125 Broad Street, 11th Floor                              Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel            Secretary***        Since    Managing Director and General            N/A               N/A
CAM                          and Chief Legal     2003     Counsel, Global Mutual Funds for
300 First Stamford Place     Officer                      CAM and its predecessor (since
4th Floor                                                 1994); Secretary of CFM; Secretary
Stamford, CT 06902                                        and Chief Legal Officer of mutual
Age 48                                                    funds associated with Citigroup

--------
 * Each Director and officer serves until his or her respective successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
*** As of November 25, 2003.

       21  International All Cap Growth Portfolio  | 2003 Annual Report

 TAX INFORMATION (UNAUDITED)

The following October 31, 2003 fiscal year end disclosure is for various tax benefits that will be reported to shareholders at calendar year end.

The total foreign sourced income received by the Fund was $0.2616 per share (or a total amount of $8,916,098). The total amount of foreign taxes paid was $0.0264 per share (or a total amount of $898,246).

        22 International All Cap Growth Portfolio | 2003 Annual Report

                                 SMITH BARNEY
                               WORLD FUNDS, INC.



   DIRECTORS                                INVESTMENT MANAGER
   Abraham E. Cohen                         Smith Barney Fund Management LLC
   Robert A. Frankel
   Michael Gellert                          DISTRIBUTOR
   R. Jay Gerken, CFA Chairman              Citigroup Global Markets Inc.
   Rainer Greeven
   Susan M. Heilbron                        CUSTODIAN
                                            State Street Bank and
   OFFICERS                                   Trust Company
   Maurits E. Edersheim
   Chairman of the Fund                     TRANSFER AGENT
   & Advisory Director                      Citicorp Trust Bank, fsb.
                                            125 Broad Street, 11th Floor
   R. Jay Gerken, CFA                       New York, New York 10004
   President and
   Chief Executive Officer                  SUB-TRANSFER AGENT
                                            PFPC Inc.
   Andrew B. Shoup*                         P.O. Box 9699
   Senior Vice President and                Providence, Rhode Island
   Chief Administrative Officer             02940-9699

   Richard L. Peteka
   Chief Financial Officer
   and Treasurer

   Jeffrey J. Russell, CFA
   Vice President
   and Investment Officer

   Kaprel Ozsolak
   Controller

   Robert I. Frenkel
   Secretary* and Chief Legal Officer

   * As of November 25, 2003.

   Smith Barney World Funds, Inc.



   International All Cap Growth Portfolio
   The Fund is a separate investment fund of the Smith Barney World Funds, Inc., a Maryland corporation.



 This report is submitted for the general information of the shareholders of Smith Barney World Funds, Inc. -- International All Cap Growth Portfolio but it may also be used as sales literature when preceded or accompanied by a current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY WORLD FUNDS, INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01936 12/03                                                           03-5784

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Robert A. Frankel, Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Frankel as the Audit Committee's financial expert. Mr. Frankel is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.
         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney World Funds, Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney World Funds, Inc.

Date: December 29, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney World Funds, Inc.

Date: December 29, 2003

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney World Funds, Inc.

Date: December 29, 2003